                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  3/31/01
                                                -------------

Check here if Amendment [   ]; Amendment Number: ________
This Amendment (Check only one.):   [  ] is a restatement.
                                    [  ] adds new holdings
                                         entries.
Institutional Investment Manager Filing this Report:

Name:       LAKE FOREST CAPITAL MANAGEMENT COMPANY
Address:    225 E. Deerpath
            Suite 260
            Lake Forest, IL 60045


 Form 13F File Number: 28-03749

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Robert L. Meyers
Title:    Managing Director
Phone:    847-295-4075

Signature, Place, and Date of Signing:

Robert L. Meyers         Lake Forest, Illinois                  5/29/01
_____________________  ______________________________________   _______________
[Signature]                      [City, State]                   [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager (s) .)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


 List of Other Managers Reporting for this Manager:
 [If there are no entries in this list, omit this section.]

          Form 13F File Number       Name

          28-_____________           _________________________________________
          [Repeat as necessary.]

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:            0
                                             -----------------------

Form 13F Information Table Entry Total:       133 records
                                             -----------------------

Form 13F Information Table Value Total:      $159,046
                                             -----------------------
                                             (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

          No.        Form 13F File Number       Name

          _____      28-_____________           ______________________________

          [Repeat as necessary.]

FORM 13F
Lake Forest Capital Management
March 31, 2001

                                                                                                Voting
                                                                                                Authority
                                                                                                ---------
                                 Title                  Value      Shares/  Sh/  Put/  Invstmt  Other
Name of Issuer                   of class  CUSIP        (x$1000)   Prn Amt  Prn  Call  Dscretn  Managers    Sole  Shared  None
--------------                   --------  -----        --------   -------  ---  ----  -------  --------    ----  ------  ----
Deutsche International Equity    MFS       055922868        2314   105583.1 SH         Other                              105583.1
Domini Social Equity Fund        MFS       257132100         448    14752.8 SH         Other                               14752.8
Fidelity Dividend Growth Fund    MFS       316389402        5426   197452.3 SH         Other                              197452.3
T. Rowe Price Mid-cap Growth F   MFS       779556109        3206    92862.1 SH         Other                               92862.1
Vanguard European Stock Index    MFS       922042205        2353   107350.5 SH         Other                              107350.5
Vanguard Extended Market Index   MFS       922908207         523    24206.3 SH         Other                               24206.3
Vanguard S&P 500 Index Fund      MFS       922908108        5859    54721.8 SH         Other                               54721.8
Vanguard Total Stock Market In   MFS       922908306        3240   126573.5 SH         Other                              126573.5
Vanguard U.S. Growth             MFS       921910105        2894   151760.1 SH         Other                              151760.1
AFLAC Inc.                       COM       001055102        3182     115526 SH         Sole                        12200    111226
                                                              11        400 SH         Other                                   400
AOL Time Warner Inc              COM       00184a105        2065      51434 SH         Sole                         4750     49934
                                                              22        550 SH         Other                                   550
Abbott Labs                      COM       002824100         396       8391 SH         Sole                                   8391
American Home Prods Corp         COM       026609107        2240      38126 SH         Sole                         3550     36876
                                                              12        200 SH         Other                                   200
American International Group I   COM       026874107        3281      40756 SH         Sole                         4754     39179
                                                              11        139 SH         Other                                   139
Amgen Inc                        COM       031162100        1076      17875 SH         Sole                         1900     17175
                                                               6        100 SH         Other                                   100
BP Amoco Plc                     COM       055622104         570      11483 SH         Sole                                  11483
Bristol-Myers Squibb             COM       110122108         291       4906 SH         Sole                                   4906
CenturyTel Inc.                  COM       156700106        1684      58590 SH         Sole                         5375     56765
                                                               6        225 SH         Other                                   225
Cisco Systems Inc                COM       17275R102        2291     144907 SH         Sole                         9990    141707
Citigroup Inc.                   COM       172967101        4514     100346 SH         Sole                         9901     96616
                                                              15        333 SH         Other                                   333
Coca-Cola                        COM       191216100        1864      41265 SH         Sole                         3930     39785
Conoco Inc.                      COM       208251306         902      32100 SH         Sole                         5775     30025
                                                               8        300 SH         Other                                   300
Conoco Inc. Cl B                 COM       208251405         736      26053 SH         Sole                         1670     25438
Corning Inc                      COM       219350105         687      33220 SH         Sole                         3050     32220
                                                               2        100 SH         Other                                   100
Dell Computer Corp               COM       247025109        1054      41050 SH         Sole                         5775     38925
                                                               5        200 SH         Other                                   200
EMC Corp.                        COM       268648102        1170      39782 SH         Sole                         3800     38532
                                                               3        100 SH         Other                                   100
El Paso Corp.                    COM       28336l109        1285      19675 SH         Sole                         2475     18925
                                                               7        100 SH         Other                                   100
Elan Corporation (ADR)           COM       284131208         814      15575 SH         Sole                                  15575
                                                              10        200 SH         Other                                   200

Enron Corp                       COM       293561106        2022      34803 SH         Sole                         2475     33953
                                                              12        200 SH         Other                                   200
ExxonMobil                       COM       30231G102        4546      56125 SH         Sole                         4134     54713
                                                              11        132 SH         Other                                   132
FedEx Corporation                COM       31428x106        1227      29437 SH         Sole                         3225     28387
                                                              13        300 SH         Other                                   300
Federal Home Loan Mtg Corp       COM       313400301        2678      41301 SH         Sole                         5425     39451
                                                              19        300 SH         Other                                   300
General Electric Co              COM       369604103        6674     159425 SH         Sole                        10575    155650
                                                              21        510 SH         Other                                   510
Halliburton Co                   COM       406216101        1626      44237 SH         Sole                         4776     42462
                                                               7        200 SH         Other                                   200
Home Depot Inc                   COM       437076102        3616      83906 SH         Sole                         7511     81443
                                                              16        375 SH         Other                                   375
Household Intl Corp              COM       441815107        4340      73265 SH         Sole                         8300     70290
Intel Corp                       COM       458140100        3982     151332 SH         Sole                         9950    147832
                                                              16        600 SH         Other                                   600
International Business Machine   COM       459200101        3591      37333 SH         Sole                         2850     36358
                                                              29        300 SH         Other                                   300
JP Morgan Chase & Co.            COM       46625h100        1814      40402 SH         Sole                         3200     39252
                                                               4        100 SH         Other                                   100
Johnson & Johnson                COM       478160104        1498      17126 SH         Sole                         2100     16351
                                                               9        100 SH         Other                                   100
Kohl's Corp                      COM       500255104        2875      46607 SH         Sole                         3375     45407
                                                              12        200 SH         Other                                   200
Koninklijke Philips Electronic   COM       500472303        2094      78432 SH         Sole                         7693     75545
                                                              10        356 SH         Other                                   356
Lilly Eli & Company              COM       532457108        1413      18429 SH         Sole                         1950     17679
                                                               8        100 SH         Other                                   100
Lucent Technologies              COM       549463107         653      65491 SH         Sole                         6750     63191
                                                               2        200 SH         Other                                   200
MBNA Corp                        COM       55262L100         428      12921 SH         Sole                                  12921
                                                               5        150 SH         Other                                   150
Medtronic Inc.                   COM       585055106        1370      29943 SH         Sole                         2925     28893
                                                               9        200 SH         Other                                   200
Mellon Financial Corp            COM       585509102        1598      39438 SH         Sole                         3050     38413
Merck & Co                       COM       589331107        2242      29540 SH         Sole                         2775     28690
Microsoft Corporation            COM       594918104        3107      56805 SH         Sole                         5400     54980
                                                               5        100 SH         Other                                   100
Nestle (ADR)                     COM       641069406         466       4445 SH         Sole                                   4445
                                                               5         50 SH         Other                                    50
Nokia Corp (ADR)                 COM       654902204        2529     105393 SH         Sole                         8350    102543
                                                              12        500 SH         Other                                   500
Nortel Networks                  COM       656568102        1139      81088 SH         Sole                         8775     78088
                                                               5        350 SH         Other                                   350
Northern Trust Corp              COM       665859104        1674      26785 SH         Sole                         2150     25935
                                                               1         13 SH         Other                                    13
Oracle Corp                      COM       68389X105         740      49415 SH         Sole                         4600     47915
                                                               3        200 SH         Other                                   200
PepsiCo Inc                      COM       713448108        3512      79915 SH         Sole                         7701     77390
                                                              13        300 SH         Other                                   300

Pfizer Inc                       COM       717081103        2676      65353 SH         Sole                         7076     63078
                                                              12        300 SH         Other                                   300
Procter & Gamble                 COM       742718109        1653      26411 SH         Sole                         2475     25561
                                                               8        125 SH         Other                                   125
Royal Dutch Petrol (ADR)         COM       780257804        1549      27947 SH         Sole                         1875     27297
SBC Communications Inc           COM       78387G103        2808      62925 SH         Sole                         5300     61325
                                                               9        200 SH         Other                                   200
Schering Plough                  COM       806605101         548      15000 SH         Sole                                  15000
Schlumberger Ltd                 COM       806857108         285       4950 SH         Sole                          300      4950
Solectron Corp                   COM       834182107         692      36380 SH         Sole                         3750     35080
                                                               3        150 SH         Other                                   150
Starbucks Corp                   COM       855244109        3055      71982 SH         Sole                         6050     69807
                                                               8        200 SH         Other                                   200
Stryker                          COM       863667101        1249      23900 SH         Sole                         2750     22950
                                                               5        100 SH         Other                                   100
Sun Microsystems Inc             COM       866810104        1382      89885 SH         Sole                         9625     86885
Sysco                            COM                         212       8000 SH         Sole                                   8000
Target                           COM       87612E106        1306      36200 SH         Sole                         4000     34950
                                                               4        100 SH         Other                                   100
Telefonica de Espana SA (ADR)    COM       879382208        2191      45737 SH         Sole                         3189     44535
                                                               8        162 SH         Other                                   162
Tellabs Inc                      COM       879664100         413      10160 SH         Sole                                  10160
Texaco Inc                       COM       881694103         752      11325 SH         Sole                          300     11325
Texas Instruments                COM       882508104        1436      46350 SH         Sole                         5450     44550
                                                               6        200 SH         Other                                   200
Tyco Labs                        COM       902124106        1051      24310 SH         Sole                         2500     23560
                                                               4        100 SH         Other                                   100
Verizon Communications           COM       92343v104        1943      39411 SH         Sole                         4025     38061
                                                               5        100 SH         Other                                   100
Wal-Mart Stores                  COM       931142103        1833      36288 SH         Sole                         2650     35513
                                                               5        100 SH         Other                                   100
Walgreen Co                      COM       931422109        2494      61131 SH         Sole                         6850     58906
Watson Pharmaceuticals           COM       942683103        2223      42253 SH         Sole                         5100     40478
                                                               5        100 SH         Other                                   100
Williams Co Inc                  COM       969457100        2132      49765 SH         Sole                         4576     48140
                                                               9        200 SH         Other                                   200
American Legacy Growth Fund II             amerleg          1951     375489 SH         Other                                375489
Guardian Ins Stock Fd (penalty             guardob           664      18511 SH         Other                                 18511
Guardian Insurance & Annuity C             guardian3        1094      11358 SH         Other                                 11358
Guardian Insurance & Annuity C             guardlib4         881      24544 SH         Other                                 24544
Lincoln Med Cap Equity Fund                lincoln           298      25329 SH         Other                                 25329
REPORT SUMMARY                         133 DATA RECORDS   159046